Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Ordinary shares, par value	$ 0.00000939586994067732	$ 0.00000939586994067732
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	149,181,538
Ordinary shares, outstanding	140,938,555	124,193,929
Treasury shares	8,242,983	0